RELATED PARTY RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY RECEIVABLE

NOTE 3 – RELATED PARTY RECEIVABLE

On July 7, 2021, the company has entered into an agreement to purchase 100% of the Preferred A-1 Stock of Health Revenue Assurance Holdings, Inc. a SEC registered company for $5000,000. In March 2022, Health Revenue Assurance Holdings, Inc. name was changed to Ameriguard Security Services Inc. (AGSS). On December 9, 2022, we signed the definitive merger agreement initiating a reverse merger with AGSS, resulting in the Company becoming a 100% owned subsidiary of AGSS. Prior to the merger, the Company funded the operational expenses of AGSS and treated these expenses as related party expenses. These expenses we eliminated when the two companies were consolidated for the financial statement presentation.

The receivable balances on March 31, 2023, and December 31, 2022, were $57,971. Related party receivables are eliminated upon consolidation.

NOTE 3 – RELATED PARTY RECEIVABLE

On July 7, 2021, the company has entered into an agreement to purchase 100% of the Preferred A-1 Stock of Health Revenue Assurance Holdings, Inc. a SEC registered company for $5000,000. In March 2022, Health Revenue Assurance Holdings, Inc. name was changed to Ameriguard Security Services Inc. (AGSS). On December 9, 2022, we signed the definitive merger agreement initiating a reverse merger with AGSS, resulting in the Company becoming a 100% owned subsidiary of AGSS. Prior to the merger, the Company funded the operational expenses of AGSS and treated these expenses as related party expenses. These expenses we eliminated when the two companies were consolidated for the financial statement presentation.

The receivable balances on December 31, 2022, and 2021 were $57,971 and $10,596 respectively. Balances adjusted to zero as a result of consolidation.